Condensed Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Common stock issued for cash, per share	$ 0.50
Series "A" Preferred stock issued for services, per share		$ 83
Minimum [Member]
Common stock issued for cash, per share		$ 0.014
Maximum [Member]
Common stock issued for cash, per share		$ 0.70